Segment and Geographic information (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Total assets	$ 46,501	$ 34,853	$ 24,907
Direct Selling
Total assets	29,647	24,887
Commercial Coffee
Total assets	$ 16,854	$ 9,966